Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued loan interest and loan fees	$ 3,355	$ 1,817
Accrued operating expenses	4,076	4,953
Accrued capitalized expenses	371	1,350
Accrued voyage expenses and commissions	2,472	1,577
Accrued general and administrative expenses	1,121	992
Total	$ 11,395	$ 10,689